Financial Instruments - Summary of exposure to foreign currency risks (Detail) € in Thousands, $ in Thousands	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 EUR (€)
USD [Member]
Disclosure Of Exposure To Foreign Exchange Risk [Line Items]
Trade receivables | $	$ 310,704		$ 389,194
Trade payables | $	(290,909)		(333,677)
Forward exchange contracts | $	(337,754)		37,768
Net exposure | $	$ (317,959)		$ 93,285
Euros [Member]
Disclosure Of Exposure To Foreign Exchange Risk [Line Items]
Trade receivables | €		€ 5,883		€ 38,970
Trade payables | €		(9,025)		(34,602)
Forward exchange contracts | €		(22,349)		(72,337)
Net exposure | €		€ (25,491)		€ (67,969)